Consolidated statements of cash flow (Unaudited) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES
Net loss	$ (20,322)	$ (9,248)
Depreciation and amortization	558	600
Unrealized foreign exchange gain	(566)
Loss on disposal of investment		6
Share-based compensation	5,939	345
Financial costs	1,303	163
Net change in working capital	(697)	2,389
Cash flows used in operating activities	(13,785)	(5,745)
INVESTING ACTIVITIES
Additions to property, plant, and equipment assets	(11,752)	(348)
Restricted cash and deposits	(1,483)	(269)
Tax credits and grants received	1,468
Cash flows used in investing activities	(11,767)	(617)
FINANCING ACTIVITIES
Proceeds from the issuance of placements	95,939
Proceeds from debt, net of issue costs	1,025	3,575
Repayment of borrowings and lease liabilities	(2,108)	(256)
Proceeds from the exercise of warrants	17,627
Proceeds from the exercise of stock options	959	27
Share issue costs	(6,528)
Cash flows from financing activities	106,914	3,346
Effect of exchange rate changes on cash	575
Net change in cash	81,937	(3,016)
Cash at the beginning of the period	4,520	4,077
Cash at the end of the period	$ 86,457	$ 1,061